SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplementary Statement Of Balance Sheet Information [Abstract]
Depreciation expense	$ 3,312	$ 2,551	$ 1,716
Accumulated depreciation reduction amount	$ 5,300